UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    40 North Industries LLC
Address: 9 West 57th Street, 30th Floor
         New York, New York  10019

13F File Number:  028-14260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Palermo
Title:     Chief Financial Officer
Phone:     212-821-1623

Signature, Place, and Date of Signing:

 /s/  Lawrence Palermo     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $175,169 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
E TRADE FINANCIAL CORP         COM NEW          269246401     8910   813657 SH       SOLE                   813657        0        0
EL PASO CORP                   COM              28336L109    15703   531407 SH       SOLE                   531407        0        0
EXPRESS SCRIPTS INC            COM              30219G108    10836   200000 SH  PUT  SOLE                   200000        0        0
EXPRESS SCRIPTS INC            COM              30219G108    10836   200000 SH  CALL SOLE                   200000        0        0
EXPRESS SCRIPTS INC            COM              30219G108    22072   407400 SH       SOLE                   407400        0        0
GRACE W R & CO DEL NEW         COM              38388F108     5763    99700 SH  CALL SOLE                    99700        0        0
ILLUMINA INC                   COM              452327109     5261   100000 SH  CALL SOLE                   100000        0        0
ILLUMINA INC                   COM              452327109     2631    50000 SH       SOLE                    50000        0        0
KINDER MORGAN INC DEL          COM              49456B101     8600   222500 SH  PUT  SOLE                   222500        0        0
LONE PINE RES INC              COM              54222A106     6460   993923 SH       SOLE                   993923        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    57014  1150175 SH       SOLE                  1150175        0        0
NOVAGOLD RES INC               COM NEW          66987E206     6731   937495 SH       SOLE                   937495        0        0
PENNEY J C INC                 COM              708160106     6863   193700 SH  PUT  SOLE                   193700        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104     7489   133300 SH       SOLE                   133300        0        0